Equity-Based Compensation - Schedule of Employee Stock Performance Activity (Time-Vesting Units and Time Restricted shares) (Detail) (USD $)	9 Months Ended							12 Months Ended		9 Months Ended
	Sep. 30, 2013 Units Surrendered For Shares Plan [Member] Common Stock [Member]	Sep. 30, 2013 Employee Unit Incentive Plan [Member]	Sep. 30, 2013 Employee Unit Incentive Plan [Member] Unvested Time Vesting Units Surrendered For Unvested Time Restricted Shares [Member]	Sep. 30, 2013 Time Restricted Shares [Member] Units Surrendered For Shares Plan [Member]	Sep. 30, 2013 Time Restricted Shares [Member] Units Surrendered For Shares Plan [Member] Common Stock [Member]	Sep. 30, 2013 Time Restricted Shares [Member] Units Surrendered For Shares Plan [Member] Unvested Time Vesting Units Surrendered For Unvested Time Restricted Shares [Member]	Sep. 30, 2013 Time Restricted Shares [Member] Units Surrendered For Shares Plan [Member] Unvested Time Vesting Units Surrendered For Unvested Time Restricted Shares [Member] Common Stock [Member]	Dec. 31, 2012 TVUs [Member]	Dec. 31, 2011 TVUs [Member]	Sep. 30, 2013 TVUs [Member] Units Surrendered For Shares Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding units, beginning balance								112,701	134,109	112,701
Vested units								(39,775)		(8,788)
TVUS surrendered for shares of stock and unvested restricted stock (in units)		(698,533)	(103,913)
Surrender of units to shares of stock (in shares)	4,165,861						599,215
Vested shares					(31,675)
Forfeited shares					(2,025)
Outstanding Unvested shares					565,515
Weighted average fair value of outstanding, Beginning balanace (in USD per share/unit)								$ 21.34		$ 21.70
Weighted average fair value (in USD per share/unit)				$ 3.82		$ 4.06		$ 21.29		$ 22.71
Forfeited (in USD per share/unit)				$ 3.82				$ 21.34
Weighted Average Grant Date Fair Value, Outstanding, Ending Balance (in USD per unit)				$ 4.07				$ 21.70
Outstanding unvested Time Restricted shares of stock, Weighted Average Remaining Contractual Term				17 months				25 months 15 days